Overview of the Organization	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Overview of the Organization	Overview of the Organization
Aurora Innovation, Inc. (the “Company” or “Aurora”) is headquartered in Pittsburgh, Pennsylvania and its mission is to deliver the benefits of self-driving technology safely, quickly, and broadly. The Company is developing the Aurora Driver, an advanced and scalable suite of self-driving hardware, software and data services designed as a platform to adapt and interoperate amongst vehicle types and applications.
The Company was initially incorporated as a Cayman Islands exempted company on October 2, 2020 and was formerly known as Reinvent Technology Partners Y (“RTPY”).
On November 3, 2021 (the “Closing Date”), the Company filed a notice of deregistration with the Cayman Islands Registrar of Companies, domesticated as a Delaware corporation, and changed its name to Aurora Innovation, Inc. As contemplated by the Agreement and Plan of Merger dated July 14, 2021 (the “Merger Agreement”), Aurora consummated a business combination (the “Merger”) whereby RTPY Merger Sub, Inc., a direct subsidiary of the Company, merged with and into Aurora Innovation Holdings, Inc., a Delaware corporation (f/k/a Aurora Innovation, Inc. and referred to herein as “Legacy Aurora”). Refer to Note 3 – Acquisitions for additional details regarding the Merger.